Financial Instruments - Summary of Fair Value of Financial Liabilities Other Than Amortised Cost (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial liabilities [line items]
Borrowings	₨ 662,262	$ 9,575	₨ 581,588	$ 8,409	₨ 745,780
Total	246,063	3,558	179,843
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
Borrowings	661,853	9,570	582,366
Total	₨ 661,853	$ 9,570	₨ 582,366